RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Restricted Cash [Abstract]
Operations	$ 156	$ 195
Credit obligations	61	85
Development projects	6	4
Less: non-current	(44)	(103)
Current	$ 179	$ 181